Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 110,817	¥ 117,445	¥ 202,512
Other comprehensive income	62,653	30,721	79,233
Comprehensive income for the year	173,470	148,166	281,745
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	26,490	(81,504)	(17,844)
Other comprehensive income	31,797	25,920	26,673
Comprehensive income for the year	58,287	(55,584)	8,829
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	84,327	198,949	220,356
Other comprehensive income	30,856	4,801	52,560
Comprehensive income for the year	¥ 115,183	¥ 203,750	¥ 272,916